Securities - Scheduled Maturities of Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Due in one year or less at Amortized Cost	$ 13,006
Available for sale securities, Due from one year to five years at Amortized Cost	5,341
Available for sale securities, Amortized cost	111,330	$ 66,118
Available for sale securities, Due in one year or less at Fair Value	13,010
Available for sale securities, Due from after one year to five years at Fair Value	5,245
Available for sale securities, Fair Value	109,668	65,944
Agency Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Agency Mortgage-backed securities, Amortized Cost	92,983
Available for sale securities, Amortized cost	92,983	37,007
Agency Mortgage-backed securities, Fair Value	91,413
Available for sale securities, Fair Value	$ 91,413	$ 36,863